Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,802,838	¥ 5,408,623	¥ 5,194,107
Total expense	[2]	5,369,618	4,537,781	3,532,288
Income (loss) before income tax expense (benefit)		433,220	870,842	1,661,819
Net income (loss) attributable to Mitsubishi UFJ Financial Group		305,955	718,645	1,228,160
Total assets at end of fiscal year		331,753,283	305,228,899	300,570,312
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,596,794	1,886,469	2,127,278
Total expense	[2]	2,565,895	2,204,147	1,687,344
Income (loss) before income tax expense (benefit)		(969,101)	(317,678)	439,934
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(1,001,477)	(345,148)	140,091
Total assets at end of fiscal year		207,532,337	194,070,495	196,121,542
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	2,223,984	1,637,569	1,337,529
Total expense	[2]	1,051,164	1,012,978	843,885
Income (loss) before income tax expense (benefit)		1,172,820	624,591	493,644
Net income (loss) attributable to Mitsubishi UFJ Financial Group		1,113,913	573,698	447,887
Total assets at end of fiscal year		60,587,867	49,987,389	44,831,664
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	89,412	222,267	506,211
Total expense	[2]	218,623	173,934	173,665
Income (loss) before income tax expense (benefit)		(129,211)	48,333	332,546
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(140,372)	50,877	322,581
Total assets at end of fiscal year		19,099,410	21,535,278	22,342,574
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,326,426	1,157,946	779,983
Total expense	[2]	1,174,200	892,729	651,125
Income (loss) before income tax expense (benefit)		152,226	265,217	128,858
Net income (loss) attributable to Mitsubishi UFJ Financial Group		142,568	214,582	92,016
Total assets at end of fiscal year		30,845,864	27,992,986	27,163,121
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	566,222	504,372	443,106
Total expense	[2],[3]	359,736	253,993	176,269
Income (loss) before income tax expense (benefit)	[3]	206,486	250,379	266,837
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	191,323	224,636	225,585
Total assets at end of fiscal year	[3]	¥ 13,687,805	¥ 11,642,751	¥ 10,111,411

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.